Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund | iShares FTSE NAREIT All Equity REIT Index Fund
Prospectus [Line Items]
Annual Return [Percent]	2.32%